UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2021 to 06/30/2022


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

ClearShares OCIO ETF
--------------------------------------------------------------------------------------------------------------------------
 ETF SERIES SOLUTIONS                                                                        Agenda Number:  935494310
--------------------------------------------------------------------------------------------------------------------------
        Security:  26922A453
    Meeting Type:  Special
    Meeting Date:  01-Oct-2021
          Ticker:  OPER
            ISIN:  US26922A4537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     For shareholders of the ClearShares OCIO                  Mgmt          For                            For
       ETF, to approve a new investment
       subadvisory agreement among the Trust, on
       behalf of the Fund, ClearShares LLC, and
       Blueprint Investment Partners LLC. No
       increase in shareholder fees or expenses is
       being proposed.

2.     For shareholders of the ClearShares                       Mgmt          For                            For
       Ultra-Short Maturity ETF, to approve a new
       investment sub-advisory agreement among the
       Trust, on behalf of the Fund, ClearShares
       LLC, and Piton Investment Management, L.P.
       No increase in shareholder fees or expenses
       is being proposed.

3.     For shareholders of each Fund, separately,                Mgmt          For                            For
       to approve a "manager of managers"
       arrangement that would grant the applicable
       Fund and its investment adviser greater
       flexibility to change sub-advisory
       arrangements without shareholder approval,
       subject to prior approval by the Trust's
       Board of Trustees. No increase in
       shareholder fees or expenses is being
       proposed.




--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524797
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHD
            ISIN:  US8085247976
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524839
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHZ
            ISIN:  US8085248396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524870
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHP
            ISIN:  US8085248701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SCHWAB FUNDS                                                                                Agenda Number:  935574675
--------------------------------------------------------------------------------------------------------------------------
        Security:  808524722
    Meeting Type:  Special
    Meeting Date:  01-Jun-2022
          Ticker:  SCHK
            ISIN:  US8085247224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter W. Bettinger II                                    Mgmt          For                            For
       Richard A. Wurster                                        Mgmt          For                            For
       Robert W. Burns                                           Mgmt          For                            For
       Nancy F. Heller                                           Mgmt          For                            For
       David L. Mahoney                                          Mgmt          For                            For
       Jane P. Moncreiff                                         Mgmt          For                            For
       Kiran M. Patel                                            Mgmt          For                            For
       Kimberly S. Patmore                                       Mgmt          For                            For
       J. Derek Penn                                             Mgmt          For                            For
       Michael J. Beer                                           Mgmt          For                            For



ClearShares Piton Intermediate Fixed Income ETF
--------------------------------------------------------------------------------------------------------------------------
 ETF SERIES SOLUTIONS                                                                        Agenda Number:  935494310
--------------------------------------------------------------------------------------------------------------------------
        Security:  26922A453
    Meeting Type:  Special
    Meeting Date:  01-Oct-2021
          Ticker:  OPER
            ISIN:  US26922A4537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     For shareholders of the ClearShares OCIO                  Mgmt          No vote
       ETF, to approve a new investment
       subadvisory agreement among the Trust, on
       behalf of the Fund, ClearShares LLC, and
       Blueprint Investment Partners LLC. No
       increase in shareholder fees or expenses is
       being proposed.

2.     For shareholders of the ClearShares                       Mgmt          No vote
       Ultra-Short Maturity ETF, to approve a new
       investment sub-advisory agreement among the
       Trust, on behalf of the Fund, ClearShares
       LLC, and Piton Investment Management, L.P.
       No increase in shareholder fees or expenses
       is being proposed.

3.     For shareholders of each Fund, separately,                Mgmt          No vote
       to approve a "manager of managers"
       arrangement that would grant the applicable
       Fund and its investment adviser greater
       flexibility to change sub-advisory
       arrangements without shareholder approval,
       subject to prior approval by the Trust's
       Board of Trustees. No increase in
       shareholder fees or expenses is being
       proposed.



ClearShares Ultra-Short Maturity ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/30/2022